Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities
Commodity Price Risk Management
Our primary market risk is commodity price risk. We are exposed to market risks related to the volatility in crude oil and refined products, as well as volatility in the price of natural gas used in our refining operations. We periodically enter into derivative contracts in the form of commodity price swaps, forward purchase and sales and futures contracts to mitigate price exposure with respect to our inventory positions, natural gas purchases, sales prices of refined products and crude oil costs.

Foreign Currency Risk Management
We are exposed to market risk related to the volatility in foreign currency exchange rates. We periodically enter into derivative contracts in the form of foreign exchange forward contracts to mitigate the exposure associated with fluctuations on intercompany notes with our foreign subsidiaries that are not denominated in the U.S. dollar.

Accounting Hedges
We had swap contracts serving as cash flow hedges against price risk on forecasted purchases of natural gas that matured as of December 31, 2021. We also periodically have swap contracts to lock in basis spread differentials on forecasted purchases of crude oil and forward sales contracts that lock in the prices of future sales of crude oil and refined product. These contracts have been designated as accounting hedges and are measured at fair value with offsetting adjustments (gains / losses) recorded directly to other comprehensive income. These fair value adjustments are later reclassified to earnings as the hedging instruments mature.

The following table presents the pre-tax effect on other comprehensive income (“OCI”) and earnings due to fair value adjustments and maturities of hedging instruments under hedge accounting:

	Net Unrealized Gain (Loss) Recognized in OCI			Gain (Loss) Reclassified into Earnings
Derivatives Designated as Cash Flow Hedging Instruments	Years Ended December 31,			Statement of Operations Location	Years Ended December 31,
	2021	2020	2019		2021	2020	2019
(In thousands)
Commodity contracts	$31	$(4,871)	$(5,349)	Sales and other revenues	$(19,239)	$(5,168)	$(1,799)
				Cost of products sold	—	4,281	22,876
				Operating expenses	1,660	(1,717)	(1,364)
Total	$31	$(4,871)	$(5,349)		$(17,579)	$(2,604)	$19,713
Economic Hedges
We have commodity contracts including NYMEX futures contracts to lock in prices on forecasted purchases and sales of inventory and forward purchase and sell contracts, as well as periodically have contracts to lock in basis spread differentials on forecasted purchases of crude oil and swap contracts to lock in the crack spread of WTI and gasoline, that serve as economic hedges (derivatives used for risk management, but not designated as accounting hedges). We also have forward currency contracts to fix the rate of foreign currency. In addition, our catalyst financing arrangements discussed in Note 13 could require repayment under certain conditions based on the future pricing of platinum, which is an embedded derivative. These contracts are measured at fair value with offsetting adjustments (gains / losses) recorded directly to earnings.

The following table presents the pre-tax effect on earnings due to maturities and fair value adjustments of our economic hedges:

	Gain (Loss) Recognized in Earnings
Derivatives Not Designated as Hedging Instruments		Years Ended December 31,
	Statement of Operations Location	2021	2020	2019
		(In thousands)
Commodity contracts	Cost of products sold	$(22,909)	$18,646	$(8,475)
	Interest expense	11,816	(4,250)	(6,427)
Foreign currency contracts	Gain (loss) on foreign currency transactions	(4,013)	(7,300)	(17,430)
	Total	$(15,106)	$7,096	$(32,332)

As of December 31, 2021, we have the following notional contract volumes related to outstanding derivative instruments (all maturing in 2022):

	Total Outstanding Notional	Unit of Measure
Derivatives designated as hedging instruments:
Forward crude oil contracts - short	70,000	Barrels
Derivatives not designated as hedging instruments:
NYMEX futures (WTI) - short	495,000	Barrels
Forward gasoline contracts - long	40,000	Barrels
Foreign currency forward contracts	450,686,305	U. S. dollar
Forward commodity contracts (platinum)	38,723	Troy ounces
The following table presents the fair value and balance sheet locations of our outstanding derivative instruments. These amounts are presented on a gross basis with offsetting balances that reconcile to a net asset or liability position on our consolidated balance sheets. We present on a net basis to reflect the net settlement of these positions in accordance with provisions of our master netting arrangements.

	Derivatives in Net Asset Position			Derivatives in Net Liability Position
	Gross Assets	Gross Liabilities Offset in Balance Sheet	Net Assets Recognized in Balance Sheet	Gross Liabilities	Gross Assets Offset in Balance Sheet	Net Liabilities Recognized in Balance Sheet
		(In thousands)
December 31, 2021
Derivatives designated as cash flow hedging instruments:
Commodity forward contracts	$—	$—	$—	$238	$—	$238
	$—	$—	$—	$238	$—	$238

Derivatives not designated as cash flow hedging instruments:
NYMEX futures contracts	$—	$—	$—	$1,269	$—	$1,269
Commodity forward contracts	286	—	286	328	—	328
Foreign currency forward contracts	7,494	(1,317)	6,177	—	—	—
	$7,780	$(1,317)	$6,463	$1,597	$—	$1,597

Total net balance			$6,463			$1,835

Balance sheet classification:	Prepayment and other		$6,463	Accrued liabilities		$1,835

	Derivatives in Net Asset Position			Derivatives in Net Liability Position
	Gross Assets	Gross Liabilities Offset in Balance Sheet	Net Assets Recognized in Balance Sheet	Gross Liabilities	Gross Assets Offset in Balance Sheet	Net Liabilities Recognized in Balance Sheet
		(In thousands)
December 31, 2020
Derivatives designated as cash flow hedging instruments:
Commodity price swap contracts	$—	$—	$—	$359	$—	$359
	$—	$—	$—	$359	$—	$359

Derivatives not designated as cash flow hedging instruments:
NYMEX futures contracts	$—	$—	$—	$418	$—	$418
Commodity forward contracts	275	—	275	196	—	196
Foreign currency forward contracts	—	—	—	23,005	—	23,005
	$275	$—	$275	$23,619	$—	$23,619

Total net balance			$275			$23,978

Balance sheet classification:	Prepayments and other		$275	Accrued liabilities		$23,978

At December 31, 2021, we had a pre-tax net unrealized loss of $0.3 million classified in accumulated other comprehensive income that relates to all accounting hedges having contractual maturities through 2022, which, assuming commodity prices remain unchanged, will be effectively transferred from accumulated other comprehensive income into the statement of operations as the hedging instruments contractually mature over the next three-month period.